Fair Value Measurements - Schedule of Assets and Liabilities Measured and Recorded at Fair Value on Recurring Basis (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]	Dec. 31, 2012 Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Available-for-sale marketable securities		$ 5.3	$ 5.5
Sale of marketable securities	0.1
Gain on the sale of available-for-sale marketable securities	$ 0.5